Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Schedule of issued and outstanding common shares (with no par value)

	2020	2019
	$	$

20,208,948 (2019 – 11,852,749) common shares	211,527	100,298

Schedule of warrants outstanding

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	$	(years)

Balance - January 1, 2019	2,257,171	10.22	2.92
Granted	522,727	11.68	1.73
Balance - December 31, 2019	2,779,898	10.49	2.49
Exercised	(1,556,154)	11.06	1.82
Balance - December 31, 2020	1,223,744	11.33	1.68

Schedule of assumptions used to determine the fair value of warrants

	September 20,
	2019

Share price on date of issuance	$8.27
Expected volatility	58%
Expected life of warrants	2	years
Risk-free interest rate	1.61%
Dividend yield	—